UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Global Infrastructure Fund

March 31, 2013

Shares	Description (1)	Value

	COMMON STOCKS – 90.4%

	Air Freight & Logistics – 1.1%

35,659	Oesterreichische Post AG	$1,535,615

4,252,413	Singapore Post Limited	4,268,355
	Total Air Freight & Logistics	5,803,970
	Commercial Services & Supplies – 1.8%

4,315,091	China Everbright International Limited	3,096,284

2,390	Covanta Holding Corporation	48,159

58,505	Serco Group PLC	557,377

191,935	Standard Parking Corporation, (2)	3,973,055

45,031	Waste Connections Inc.	1,620,215
	Total Commercial Services & Supplies	9,295,090
	Construction & Engineering – 2.1%

172,768	Ferrovial SA	2,741,716

176,367	Vinci SA	7,945,468
	Total Construction & Engineering	10,687,184
	Diversified Financial Services – 0.4%

15,919,900	Metro Pacific Investments Corporation	2,176,746
	Electric Utilities – 16.4%

12,454	Brookfield Infrastructure Partners LP	473,999

26,741	Cez As	782,626

551,169	Cheung Kong Infrastructure Holdings Ltd	3,780,942

728,211	CLP Holdings Limited	6,379,134

118,779	Duke Energy Corporation	8,622,168

1,140,135	E CL SA	2,431,160

13,779	Elia System Operator SA NV	589,933

128,792	Emera Inc	4,450,066

85,884	Enersis SA	1,652,408

138,737	Fortis Inc	4,663,945

82,739	Hafslund ASA, Class B	696,958

15,574	ITC Holdings Corporation	1,390,135

50,227	NextEra Energy Inc.	3,901,633

179,865	Northeast Utilities	7,816,933

24,872	OGE Energy Corp.	1,740,543

523,496	Power Grid Corp of India Ltd	1,019,059

66,663	PPL Corporation	2,087,219

1,348	Scottish & Southern Energy	30,396

148,629	Southern Company	6,973,673

30,216	SP Ausnet	37,594

4,401,610	Spark Infrastructure Group	7,607,314

2,827	Terna-Rete Elettrica Nazionale SpA	11,705

456,899	Transmissora Alianca de Energia Eletrica SA	5,057,939

182,945	Unitil Corp.	5,146,243

58,637	Westar Energy Inc.	1,945,576

160,622	Xcel Energy, Inc.	4,770,473
	Total Electric Utilities	84,059,774

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Global Infrastructure Fund (continued)

March 31, 2013

Shares	Description (1)	Value

	Gas Utilities – 6.9%

43,543	AGL Resources Inc.	$1,826,629

141	Chesapeake Utilities Corporation	6,916

317,438	China Resources Gas Group Limited	881,255

510,630	ENN Energy Holdings Limited	2,828,592

47,219	GAIL India Ltd, GDR	1,688,079

2,405,563	Hong Kong and China Gas Company Limited	7,019,085

782,299	Infraestructura Energetica Nova SAB de CV, (2)	2,492,296

10,804	Northwest Natural Gas Company	473,431

354,408	Petronas Gas Berhad	2,174,633

306,172	Piedmont Natural Gas Company	10,066,935

43,298	Rubis	2,637,442

63,613	Southwest Gas Corporation	3,019,073
	Total Gas Utilities	35,114,366
	Independent Power Producers & Energy Traders – 0.9%

102,389	Brookfield Renewable Energy Partners LP	3,000,562

31,937	Endesa SA Chile	1,695,216
	Total Independent Power Producers & Energy Traders	4,695,778
	Industrial Conglomerates – 1.1%

293,411	Beijing Enterprises Holdings	2,260,337

12,937	NWS Holdings Limited	23,032

817,657	SembCorp Industries Limited	3,421,324
	Total Industrial Conglomerates	5,704,693
	Media – 0.3%

41,866	SES SA	1,312,136
	Multi-Utilities – 8.2%

22,320	CenterPoint Energy, Inc.	534,787

876,184	Centrica PLC	4,895,277

86,589	CMS Energy Corporation	2,419,297

56,883	Dominion Resources, Inc.	3,309,453

548,223	DUET Group	1,312,795

189,122	E ON SE	3,301,853

413,139	Hera SpA	727,119

289,650	National Grid PLC, Sponsored ADR	16,802,597

151,880	PG&E Corporation	6,763,216

13,221	Sempra Energy	1,056,887

62,939	Vector Limited	150,084

18,905	Wisconsin Energy Corporation	810,835
	Total Multi-Utilities	42,084,200
	Oil, Gas & Consumable Fuels – 17.2%

29,702	Access Midstream Partners LP	1,199,070

12,660	AltaGas Limited	435,065

34,716	Enbridge Energy Management LLC, (2)	1,049,118

407,217	Enbridge Inc.	18,951,879

59,601	Enterprise Products Partnership LP	3,593,344

192,786	Gibson Energy Incorporated	4,987,366

2	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

39,269	Holly Energy Partneres LP	$1,574,687

19,779	Kinder Morgan Energy Partners LP	1,775,561

492,171	Kinder Morgan, Inc.	19,037,174

8,981	Magellan Midstream Partners LP	479,855

4,826	Oiltanking Partners LP	248,056

151,609	Sinopec Kantons Holdings Limited	133,005

112,684	Spectra Energy Corporation	3,465,033

199,906	TransCanada Corporation	9,573,498

64,969	Western Gas Partners, LP	3,859,808

427,354	Williams Companies, Inc.	16,008,681

34,526	Williams Partners LP	1,788,447
	Total Oil, Gas & Consumable Fuels	88,159,647
	Road & Rail – 1.7%

655,407	ComfortDelGro Corporation	1,009,253

518,557	MTR Corporation	2,060,854

1,526,259	SMRT Corporation Limited	1,944,201

736,227	Stagocoach Group PLC	3,474,574
	Total Road & Rail	8,488,882
	Transportation – 24.3%

332,035	Abertis Infraestructuras SA	5,579,884

19,899	Aeroports de Paris	1,687,839

400,479	Atlantia SpA	6,324,541

4,224,832	Auckland International Airport Limited	10,410,344

288,329	CCR SA	2,945,001

1,632,873	China Merchants Holdings International Company Limited	5,353,475

2,819,358	Cosco Pacific Limited	4,067,840

154,474	EcoRodovias Infraestrutura de Logistica S.A	1,326,302

7,644	Flughafen Zuerich AG	3,557,081

192,576	Fraport AG	10,793,706

345,406	Groupe Eurotunnel SA	2,751,311

22,295	Grupo Aeroportuario del Sureste SA de CV	3,047,058

40,792	Hamburger Hafen und Logistik AG	890,227

4,650,591	Hutchison Port Holdings Trust	3,953,002

3,663,344	International Container Terminal Services Inc	8,267,434

71,325	Japan Airport Terminal Company	960,749

1,215,339	Jiangsu Expressway Company Limited	1,216,505

223,407	Koninklijke Vopak NV	13,468,224

346,824	Macquarie Atlas Roads Group	563,307

379,080	Port of Tauranga Limited	4,373,866

10,270	Santos Brasil Participacoes SA	150,943

1,583,234	SATS Limited	3,880,382

8,546	Societa Iniziative Autostradali e Servizi SpA	80,024

2,737,700	Sydney Airport	9,349,134

1,825,854	Transuburban Group	12,128,257

45,772	Westshore Terminals Investment Corporation	1,285,951

411,925	Wilson Sons Ltd, BDR	5,789,271
	Total Transportation	124,201,658

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Global Infrastructure Fund (continued)

March 31, 2013

Shares	Description (1)	Value

	Water Utilities – 5.6%

1,280,820	Aguas Andinas SA-A	$1,032,507

229,473	American Water Works Company	9,509,361

3,281,190	Beijing Enterprises Water Group	976,425

120,499	California Water Service Group	2,397,930

65,789	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR, (2)	3,140,109

53,835	Companhia de Saneamento de Minas Gervais Copasa MG	1,304,881

155,591	Connecticut Water Service, Inc.	4,547,925

2,347,641	Guangdong Investment Limited	2,062,584

1,429,028	Hyflux Limited	1,682,090

1,525,657	Manila Water Company	1,495,376

24,278	Middlesex Water Company	473,907

1,835	SJW Corporation	48,628
	Total Water Utilities	28,671,723
	Wireless Telecommunication Services – 2.4%

50,592	Crown Castle International Corporation, (2)	3,523,227

122,606	SBA Communications Corporation, (2)	8,830,081
	Total Wireless Telecommunication Services	12,353,308
	Total Common Stocks (cost $418,286,588)	462,809,155

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 5.4%

	Office – 0.5%

12,303	Digital Realty Trust Inc.	$823,194

62,206	Dupont Fabros Technology Inc.	1,509,740
	Total Office	2,332,934
	Specialized – 4.9%

291,261	American Tower REIT Inc.	22,403,796

1,430,755	Parkway Life Real Estate	2,918,378
	Total Specialized	25,322,174
	Total Real Estate Investment Trust Common Stocks (cost $22,992,884)	27,655,108

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 0.3%

	Gas Utilities – 0.3%

4,644,705	Cityspring Infrastructure Trust	$1,741,273
	Total Investment Companies (cost $1,655,442)	1,741,273

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 3.3%

	Money Market Funds – 3.3%

16,672,484	State Street Institutional Liquid Reserve Fund, 0.130%, (3)	$16,672,484
	Total Short-Term Investments (cost $16,672,484)	16,672,484
	Total Investments (cost $459,607,398) – 99.4%	508,878,020
	Other Assets Less Liabilities – 0.6%	3,181,473
	Net Assets – 100%	$512,059,493

4	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$462,809,155	$—	$—	$462,809,155
Real Estate Investment Trust Common Stocks	27,655,108	—	—	27,655,108
Investment Companies	1,741,273	—	—	1,741,273
Short-Term Investments:
Money Market Funds	16,672,484	—	—	16,672,484
Total	$508,878,020	$—	$—	$508,878,020

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments was $463,550,588.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$52,335,662
Depreciation	(7,008,231)
Net unrealized appreciation (depreciation) of investments	$45,327,431

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

ADR	American Depositary Receipt.

BDR	Brazilian Depositary Receipt.

GDR	Global Depositary Receipt.

REIT	Real Estate Investment Trust.

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Real Asset Income Fund

March 31, 2013

Shares	Description (1)	Value

	COMMON STOCKS – 16.2%

	Air Freight & Logistics – 0.8%

5,742	Oesterreichische Post AG	$247,273

422,997	Singapore Post Limited	424,583
	Total Air Freight & Logistics	671,856
	Construction & Engineering – 0.6%

11,709	Vinci SA	527,499
	Electric Utilities – 3.0%

5,385	PPL Corporation	168,604

9,924	SP Ausnet	12,347

939,083	Spark Infrastructure Group	1,623,020

411	Terna-Rete Elettrica Nazionale SpA	1,702

43,803	Transmissora Alianca de Energia Eletrica SA	484,906

9,011	Unitil Corp.	253,479
	Total Electric Utilities	2,544,058
	Gas Utilities – 0.3%

83,914	Infraestructura Energitca Nova SAB de CV, (2)	267,338
	Independent Power Producers & Energy Traders – 0.8%

22,904	Brookfield Renewable Energy Partners LP	671,213
	Multi-Utilities – 3.5%

34,005	Centrica PLC	189,987

371,992	DUET Group	890,785

13,832	E ON SE	241,491

19,475	National Grid PLC, Sponsored ADR	1,129,745

212,587	Vector Limited	506,935
	Total Multi-Utilities	2,958,943
	Oil, Gas & Consumable Fuels – 1.7%

4,259	Access Midstream Partners LP	171,936

431	Enbridge Energy Partners LP	12,990

4,226	Holly Energy Partners LP	169,463

4,311	Kinder Morgan Energy Partners LP	386,998

13,370	Williams Partners LP	692,566
	Total Oil, Gas & Consumable Fuels	1,433,953
	Real Estate Management & Development – 0.1%

225,560	Ascendas India Trust	150,028
	Transportation – 5.4%

44,821	Abertis Infraestructuras SA, WI/DD	753,222

21,217	Atlantia SpA	335,068

1,178,358	Hutchison Port Holdings Trust	1,001,604

22,142	Jiangsu Expressway Company Limited	22,163

100	Kobenhavns Lufthavne	41,125

153,070	SATS Limited	375,162

80,319	Societa Iniziative Autostradali e Servizi SpA, WI/DD	752,103

334,155	Sydney Airport	1,141,126

24,624	Transuburban Group	163,566
	Total Transportation	4,585,139
	Total Common Stocks (cost $13,130,126)	13,810,027

6	Nuveen Investments

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 16.5%

	Diversified – 1.6%

49,636	Lexington Corporate Properties Trust	$585,705

12,865	Liberty Property Trust	511,384

10,635	Select Income REIT	281,296
	Total Diversified	1,378,385
	Industrials – 1.5%

213,586	Ascendas Real Estate Investment Trust	447,715

254,439	Mapletree Logistics Trust	249,239

28,131	Monmouth Real Estate Investment Corporation	313,661

12,945	STAG Industrial Inc.	275,340
	Total Industrials	1,285,955
	Mortgage – 2.8%

46,757	Apollo Commercial Real Estate Finance, Inc.	822,456

39,400	Colony Financial Inc.	874,680

24,775	Starwood Property Trust Inc.	687,754
	Total Mortgages	2,384,890
	Office – 0.9%

24,279	Government Properties Income Trust	624,699

4,296	Mack-Cali Realty Corporation	122,909
	Total Office	747,608
	Residential – 1.9%

72,866	Campus Crest Communities Inc.	1,012,837

11,960	Sun Communities Inc.	589,987
	Total Residential	1,602,824
	Retail – 5.5%

8,062	AmREIT Inc., Class B	156,887

51,369	CapitaMall Trust	86,557

17,000	Kite Realty Group Trust	440,980

34,059	National Retail Properties, Inc.	1,231,911

14,040	Penn Real Estate Investment Trust	360,688

38,980	Urstadt Biddle Properties Inc.	848,205

510,688	Westfield Realty Trust, WI/DD	1,605,736
	Total Retail	4,730,964
	Specialized – 2.3%

10,310	Aviv REIT Inc., (2)	248,059

9,014	Hospitality Properties Trust	247,344

269,548	Parkway Life Real Estate	549,810

10,919	Pebblebrook Hotel Trust	298,635

1,572	Senior Housing Properties Trust	42,177

12,157	Summit Hotel Properties Inc.	333,588

7,544	Sunstone Hotel Investors Inc.	201,274

62	Universal Health Realty Income Trust	3,578
	Total Specialized	1,924,465
	Total Real Estate Investment Trust Common Stocks (cost $12,862,288)	14,055,091

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Real Asset Income Fund (continued)

March 31, 2013

Shares	Description (1)	Coupon	Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.8%

	Electric Utilities – 0.8%

5,450	NextEra Energy Inc.	5.889%	BBB	$297,298

6,515	PPL Corporation	8.750%	N/R	363,211
	Total Electric Utilities			660,509
	Office – 0.7%

21,426	Alexandria Real Estate Equities Inc.	7.000%	N/R	589,215
	Retail – 0.3%

4,195	Ramco-Gershenson Properties Trust, (4)	7.250%	N/R	260,090
	Total Convertible Preferred Securities (cost $1,396,555)			1,509,814

Shares	Description (1)	Coupon	Ratings (3)	Value
	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 26.0%

	Diversified – 1.2%

3,521	Cousins Property Inc.	7.750%	N/R	$90,278

5,956	Cousins Property Inc., (5)	7.500%	N/R	151,044

8,219	First Potomac Realty Trust	7.750%	N/R	213,694

21,145	Investors Real Estate Trust	7.950%	N/R	556,325
	Total Diversified			1,011,341
	Electric Utilities – 2.7%

178,350	First Philippine Holdings Corporation, (7)	8.723%	N/R	437,025

27,930	NextEra Energy Inc.	5.000%	BBB	691,826

31,405	PPL Capital Funding, Inc.	5.900%	BB+	792,034

13,590	SCE Trust II	5.100%	BBB+	339,614
	Total Electric Utilities			2,260,499
	Industrials – 1.2%

4,750	First Industrial Realty Trust, Inc., Series K, (5)	7.250%	B+	119,795

11,284	Monmouth Real Estate Investment Corp	7.875%	N/R	298,575

4,387	Prologis Inc.	6.750%	BB	109,982

869	Prologis Inc., (5)	6.750%	Baa3	21,716

17,177	Terreno Realty Corporation	7.750%	N/R	455,706
	Total Industrials			1,005,774
	Mortgage – 0.0%

1,862	Apollo Commercial Real Estate Finance	8.625%	N/R	48,878
	Office – 1.5%

21,079	Coresite Realty Corporation	7.250%	N/R	552,270

29,805	SL Green Realty Corporation	6.500%	Ba2	771,353
	Total Office			1,323,623
	Oil, Gas & Consumable Fuels – 0.9%

27,525	Nustar Logistics Limited Partnership	7.625%	Ba2	737,945
	Real Estate Management & Development – 1.2%

39,176	Forest City Enterprises Inc.	7.375%	BB–	996,246
	Residential – 1.0%

23,426	Equity Lifestyle Properties Inc., (5)	6.750%	N/R	604,391

3,508	Post Properties, Inc., Series A, (5)	8.500%	Baa3	221,074
	Total Residential			825,465

8	Nuveen Investments

Shares	Description (1)	Coupon			Ratings (3)	Value

	Retail – 9.6%

24,540	Cedar Shopping Centers Inc., Series A	7.250%			N/R	$617,181

39,831	DDR Corporation	6.500%			Ba1	1,007,326

22,704	DDR Corporation, (2), WI/DD	6.250%			Ba1	564,194

6,232	Excel Trust Inc.	8.125%			N/R	162,593

40,034	General Growth Properties, (2)	6.375%			B	998,848

30,455	Glimcher Realty Trust	7.500%			B2	799,748

28,740	Glimcher Realty Trust, (5)	6.875%			B2	723,889

6,470	Penn Real Estate Investment Trust	8.250%			N/R	171,908

28,467	Retail Properties of America Inc.	7.000%			N/R	720,500

34,769	Saul Centers, Inc.	6.875%			N/R	909,905

30,532	Taubman Centers Incorporated, Series K, (2)	6.250%			N/R	762,995

13,857	Taubman Centers Incorporated, Series J	6.500%			N/R	360,143

15,193	Urstadt Biddle Properties, Inc.	7.125%			N/R	409,603
	Total Retail					8,208,833
	Specialized – 5.9%

12,930	Hersha Hospitality Trust	8.000%			N/R	339,800

26,590	Hersha Hospitality Trust, (2)	6.875%			N/R	681,768

2,236	Pebblebrook Hotel Trust, (5)	7.875%			N/R	59,545

23,456	Pebblebrook Hotel Trust	6.500%			N/R	578,190

20,029	Sabra Health Care Real Estate Investement Trust, (5)	7.125%			B3	505,107

46,082	Summit Hotel Properties Inc., (2)	7.875%			N/R	1,195,828

64,535	Summit Hotel Properties Inc., (2)	7.125%			N/R	1,631,445
	Total Specialized					4,991,683
	Specialty Retail – 0.8%

27,127	TravelCenters of America LLC	8.250%			N/R	697,165
	Total $25 Par (or similar) Retail Structures (cost $21,575,594)					22,107,452

Principal Amount (000)	Description (1)	Coupon	Maturity		Ratings (3)	Value
	CORPORATE BONDS – 25.5%

	Building Products – 0.2%

$150	Corporativo Javer S.A. de C.V., 144A	9.875%	4/06/21		B+	$140,250
	Construction & Engineering – 3.4%

2,903	PHBS Limited	6.625%	N/A	(6)	N/R	2,890,311
	Commercial Services & Supplies – 0.9%

280	ADS Waste Holdings Inc., 144A	8.250%	10/01/20		CCC+	301,700

450	Casella Waste Systems Inc.	7.750%	2/15/19		Caa1	428,625
730	Total Commercial Services & Supplies					730,325
	Communications Equipment – 0.9%

250	Goodman Networks Inc., 144A	12.125%	7/01/18		B	277,500

450	IntelSat Jackson Holdings	7.500%	4/01/21		B	500,625
700	Total Communications Equipment					778,125
	Diversified Financial Services – 4.3%

1,855	Origin Energy Finance Limited	7.875%	6/16/71		BB+	2,472,953

1,000	Royal Capital BV	8.375%	N/A	(6)	N/R	1,086,750

97	SinOceanic II AS	10.000%	2/17/15		N/R	97,277
2,952	Total Diversified Financial Services					3,656,980

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Real Asset Income Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity		Ratings (3)	Value

	Diversified Telecommunication Services – 0.3%

$250	CyrusOne LP, 144A	6.375%	11/15/22		B+	$261,875
	Electric Utilities – 2.2%

203	APT Pipelines Ltd	7.510%	9/30/72		N/R	221,511

918	Electricite de France, 144A	5.250%	N/A	(6)	A3	911,978

400	Star Energy Geothermal Wayang Windu Limited, 144A	6.125%	3/27/20		B+	399,000

250	TenneT Holding BV	6.665%	N/A	(6)	BBB	347,934
1,771	Total Electric Utilities					1,880,423
	Health Care Providers & Services – 3.1%

400	Acadia Healthcare, 144A	6.125%	3/15/21		B3	413,000

500	HCA Holdings Inc.	6.250%	2/15/21		B–	533,125

600	HealthSouth Corporation	5.750%	11/01/24		BB–	601,500

300	Iasis Healthcare Capital Corporation	8.375%	5/15/19		CCC+	315,375

250	Kindred Healthcare Inc., Term Loan	8.250%	6/01/19		B–	248,125

275	National Mentor Holdings, 144A	12.500%	2/15/18		CCC+	297,000

250	Tenet Healthcare Corporation, 144A	6.750%	2/01/20		B3	268,750
2,575	Total Health Care Providers & Services					2,676,875
	Independent Power Producers & Energy Traders – 1.6%

408	Calpine Corporation, 144A	7.875%	1/15/23		BB	452,880

600	Mirant Americas Generation LLC	8.500%	10/01/21		BB–	703,500

215	NRG Energy Inc.	7.875%	5/15/21		BB	239,188
1,223	Total Independent Power Producers & Energy Traders					1,395,568
	Information Technology – 0.3%

225	Zayo Escrow Corporation	10.125%	7/01/20		CCC+	264,938
	Marine – 0.3%

225	Navios Maritime Acquisition Corporation	8.625%	11/01/17		B	223,734
	Metals & Mining – 0.2%

150	WPE International Cooperatief U.A., 144A	10.375%	9/30/20		B+	139,500
	Multi-Utilities – 0.4%

200	RWE AG	7.000%	N/A	(6)	Baa2	325,164
	Oil, Gas & Consumable Fuels – 4.6%

400	Atlas Pipeline LP Finance, 144A	5.875%	8/01/23		B+	398,000

400	Cheniere Energy Inc., 144A	5.625%	2/01/21		BB+	415,000

400	Crosstex Energy Finance, 144A	7.125%	6/01/22		B+	424,000

425	Martin Mid-Stream Partners LP Finance, 144A	7.250%	2/15/21		B–	429,250

600	Niska Gas Storage US LLC	8.875%	3/15/18		B+	625,500

250	Northern Tier Energy LLC, 144A	7.125%	11/15/20		BB–	265,000

540	PBF Holding Company LLC, 144A	8.250%	2/15/20		BB+	594,000

231	United Refining Inc., 144A	10.500%	2/28/18		B	261,030

500	Western Refining Inc., 144A	6.250%	4/01/21		BB–	511,250
3,746	Total Oil, Gas & Consumable Fuels					3,923,030
	Real Estate Management & Development – 0.4%

100	Kennedy-Wilson Inc., 144A	8.750%	4/01/19		BB–	108,000

250	Kennedy-Wilson Inc.	8.750%	4/01/19		BB–	270,000
350	Total Real Estate Management & Development					378,000

10	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity		Ratings (3)	Value
	Road & Rail – 1.3%

$628	Inversiones Alsacia SA, 144A	8.000%	8/18/18		Ba2	$596,731

500	Watco Companies LLC Finance, 144A	6.375%	4/01/23		B3	514,375
1,128	Total Road & Rail					1,111,106
	Transportation – 1.1%

750	Eurogate GmbH	6.750%	N/A	(6)	N/R	913,321
$20,028	Total Corporate Bonds (cost $21,411,160)					21,689,525

Shares	Description (1)					Value
	INVESTMENT COMPANIES – 1.0%

	Gas Utilities – 0.4%

918,200	Cityspring Infrastructure Trust					$344,228
	Real Estate Management & Development – 0.6%

344,249	Starwood European Real Estate Finance Limited					547,917
	Total Investment Companies (cost $860,388)					892,145

Principal Amount (000)	Description (1)		Coupon		Maturity	Value
	SHORT-TERM INVESTMENTS – 12.0%

$10,188	Repurchase Agreement with State Street Bank, dated 3/28/13, repurchase price $10,187,760, collateralized by $9,960,000 U.S. Treasury Notes, 2.375%, due 10/31/14, value $10,393,638		0.010%		4/01/13	$10,187,749
	Total Short-Term Investments (cost $10,187,749)					10,187,749
	Total Investments (cost $81,423,860) – 99.0%					84,251,803
	Other Assets Less Liabilities – 1.0%					810,423
	Net Assets – 100%					$85,062,226

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Real Asset Income Fund (continued)

March 31, 2013

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$13,810,027	$—	$—	$13,810,027
Real Estate Investment Trust Common Stocks	14,055,091	—	—	14,055,091
Convertible Preferred Securities	1,249,724	260,090	—	1,509,814
$25 Par (or similar) Retail Structures	19,263,866	2,406,561	437,025	22,107,452
Corporate Bonds	—	21,689,525	—	21,689,525
Investment Companies	892,145	—	—	892,145
Short-Term Investments:
Repurchase Agreements	—	10,187,749	—	10,187,749
Total	$49,270,853	$34,543,925	$437,025	$84,251,803

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent a manager determines that the valuation inputs or methodologies may impact the valuation of those securities.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$109,982	$(3,416,534)	$3,416,534	$(109,982)	$ —	$ —

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments was $81,560,759.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$3,011,614
Depreciation	(320,570)
Net unrealized appreciation (depreciation) of investments	$2,691,044

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, Convertible Preferred Securities classified as Level 2.

(5)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures classified as Level 2.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.

N/A	Not applicable.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust.

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Real Estate Securities Fund

March 31, 2013

Shares	Description (1)	Value

	COMMON STOCKS – 1.5%

	Capital Markets – 0.0%

60,447	HFF Inc.	$1,204,709
	Commercial Services & Supplies – 0.2%

409,553	Standard Parking Corporation, (2), (3)	8,477,747
	Health Care Providers & Services – 0.2%

392,413	Capital Senior Living Corporation, (2), (3)	10,371,475
	Real Estate Management & Development – 1.0%

661,701	Forest City Enterprises, Inc., (2)	11,758,427

16,681,974	Global Logistic Properties Limited	35,237,451
	Total Real Estate Management & Development	46,995,878
	Wireless Telecommunication Services – 0.1%

49,603	SBA Communications Corporation, (2), (3)	3,572,408
	Total Common Stocks (cost $60,368,182)	70,622,217

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 97.3%

	Diversified – 5.4%

140,883	American Assets Trust Inc.	$4,509,665

362,798	Cousins Properties, Inc., (3)	3,878,311

195	First Potomac Realty Trust	2,892

1,765,316	Lexington Corporate Properties Trust	20,830,729

1,852,986	Liberty Property Trust	73,656,194

577,582	PS Business Parks Inc.	45,582,771

500,119	Select Income REIT	13,228,148

779,903	Vornado Realty Trust	65,231,087

864,747	Washington Real Estate Investment Trust, (3)	24,074,556
	Total Diversified	250,994,353
	Industrial – 5.8%

1,822,527	Ascendas REIT	3,820,349

5,655,255	DCT Industrial Trust Inc.	41,848,887

689,573	EastGroup Properties Inc., (3)	40,133,149

1,393,144	First Industrial Realty Trust, Inc.	23,864,557

5,346,416	Mapletree Logistics Trust	5,237,147

3,112,444	Prologis Inc.	124,435,511

391,066	STAG Industrial Inc.	8,317,974

1,020,513	Terreno Realty Corporation	18,348,824
	Total Industrial	266,006,398
	Mortgage – 0.1%

34,331	Newcastle Investment Corporation, (4)	15,106

129,321	Starwood Property Trust Inc.	3,589,951
	Total Mortgage	3,605,057
	Office – 14.8%

1,055,448	Alexandria Real Estate Equities Inc.	74,915,699

3,723,050	BioMed Realty Trust Inc.	80,417,880

2,248,585	Boston Properties, Inc.	227,242,000

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Real Estate Securities Fund (continued)

March 31, 2013

Shares	Description (1)	Value

	Office (continued)

603,738	Corporate Office Properties	$16,107,730

28,767	CyrusOne Inc.	657,038

1,004,237	Digital Realty Trust Inc., (3)	67,193,498

69,044	Douglas Emmett Inc.	1,721,267

1,323,238	Dupont Fabros Technology Inc.	32,114,986

272,553	Government Properties Income Trust, (3)	7,012,789

388,877	Hudson Pacific Properties Inc.	8,458,075

497,301	Kilroy Realty Corporation	26,058,572

226,494	Mack-Cali Realty Corporation	6,479,993

159,686	Parkway Properties Inc.	2,962,175

2,219,469	Piedmont Office Realty Trust, (3)	43,479,398

1,009,430	SL Green Realty Corporation	86,922,017
	Total Office	681,743,117
	Residential – 17.3%

2,336,217	American Campus Communities Inc.	105,924,079

33,529	Associated Estates Realty Corp.	624,981

991,865	AvalonBay Communities, Inc.	125,639,539

1,285,359	BRE Properties, Inc.	62,571,276

584,301	Camden Property Trust	40,129,793

894,422	Campus Crest Communities Inc.	12,432,466

1,029,790	Colonial Properties Trust, (3)	23,283,552

1,603,653	Education Realty Trust Inc.	16,886,466

169,408	Equity Lifestyles Properties Inc.	13,010,534

2,324,708	Equity Residential, (3)	127,998,422

370,197	Essex Property Trust Inc.	55,744,264

236,896	Home Properties New York, Inc.	15,023,944

582,153	Mid-America Apartment Communities	40,203,486

2,011,738	Post Properties, Inc.	94,752,860

26,928	Sun Communities Inc.	1,328,358

2,544,576	UDR Inc., (3)	61,553,293
	Total Residential	797,107,313
	Retail – 28.4%

1,876,807	Acadia Realty Trust	52,118,930

4,013	Alexander’s Inc.	1,323,046

1,597,906	CapitaMall Trust	2,692,485

689,168	CBL & Associates Properties Inc.	16,264,365

6,040,102	Developers Diversified Realty Corporation, (3)	105,218,577

412,591	Equity One Inc., (3)	9,889,806

805,492	Federal Realty Investment Trust, (3)	87,025,356

3,003,665	General Growth Properties Inc., (3)	59,712,860

2,411,106	Glimcher Realty Trust	27,968,830

1,232,617	Kimco Realty Corporation	27,610,621

2,254,781	Kite Realty Group Trust	15,197,224

1,291,692	Macerich Company, (3)	83,159,131

3,356,883	National Retail Properties, Inc., (3)	121,418,458

14	Nuveen Investments

Shares	Description (1)	Value

	Retail (continued)

690,013	Ramco-Gershenson Properties Trust	$11,592,218

74,809	Realty Income Corporation	3,392,588

427,355	Regency Centers Corporation	22,611,353

125,438	Retail Opportunity Investments Corporation, (3)	1,757,386

462,917	Retail Properties of America Inc.	6,851,172

305,865	Saul Centers Inc.	13,378,535

3,146,445	Simon Property Group, Inc.	498,900,316

821,033	Tanger Factory Outlet Centers	29,704,974

762,969	Taubman Centers Inc.	59,252,173

1,168,321	Urstadt Biddle Properties Inc.	25,422,665

19,058	Weingarten Realty Trust	601,280

1,190,385	Westfield Group	13,447,107

4,769,657	Westfield Realty Trust	14,997,047
	Total Retail	1,311,508,503
	Specialized – 25.5%

631,914	American Tower REIT Inc.	48,606,825

291,429	Aviv REIT Inc., (2), (3)	7,011,782

388,224	Chesapeake Lodging Trust	8,905,859

38,336	CubeSmart	605,709

698,077	DiamondRock Hospitality Company	6,499,097

1,225,218	Extra Space Storage Inc.	48,114,311

4,147,925	Health Care Property Investors Inc., (3)	206,815,541

1,366,698	Health Care REIT, Inc., (3)	92,812,461

493,568	Healthcare Realty Trust, Inc.	14,012,396

106,174	Hospitality Properties Trust	2,913,415

3,923,116	Host Hotels & Resorts Inc.	68,615,299

828,152	LaSalle Hotel Properties	21,018,498

167,710	LTC Properties Inc.	6,830,828

145,395	Medical Properties Trust Inc.	2,332,136

6,088,095	Parkway Life Real Estate	12,418,173

629,678	Pebblebrook Hotel Trust	16,239,396

1,639,192	Public Storage, Inc., (3)	249,681,725

1,242,775	RLJ Lodging Trust	28,285,559

236,528	Senior Housing Properties Trust	6,346,046

910,369	Sovran Self Storage Inc.	58,709,697

4,412,029	Summit Hotel Properties Inc.	46,193,944

2,680,139	Sunstone Hotel Investors Inc., (2)	32,992,511

53,479	Universal Health Realty Income Trust	3,086,273

2,524,387	Ventas Inc., (3)	184,785,128
	Total Specialized	1,173,832,609
	Total Real Estate Investment Trust Common Stocks (cost $3,424,338,722)	4,484,797,350

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Real Estate Securities Fund (continued)

March 31, 2013

Shares	Description (1)	Coupon	Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 0.2%

	Real Estate Investment Trust – 0.2%

123,241	Summit Hotel Properties Inc., (2)	7.875%	N/R	$3,198,104

118,716	Summit Hotel Properties Inc.	9.250%	N/R	3,257,567
	Total $25 Par (or similar) Retail Structures (cost $6,048,925)			6,455,671

Shares	Description (1)			Value
	INVESTMENT COMPANIES – 0.1%

	Real Estate Management & Development – 0.1%

2,982,455	Starwood European Real Estate Finance Limited			$4,746,967
	Total Investment Companies (cost $4,810,411)			4,746,967

Shares	Description (1)			Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 9.3%

	Money Market Funds – 9.3%

430,228,888	Mount Vernon Securities Lending Prime Portfolio, 0.240% (6), (7)			$430,228,888
	Total Investments Purchased with Collateral from Securities Lending (cost $430,228,888)			430,228,888

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 0.9%

	Money Market Funds – 0.9%

40,589,606	First American Treasury Obligations Fund, Class Z, 0.000%, (6)			$40,589,606
	Total Short-Term Investments (cost $40,589,606)			40,589,606
	Total Investments (cost $3,966,384,734) – 109.3%			5,037,440,699
	Other Assets Less Liabilities – (9.3)%			(428,626,096)
	Net Assets – 100%			$4,608,814,603

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

16	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$70,622,217	$—	$—	$70,622,217
Real Estate Investment Trust Common Stocks	4,484,782,244	—	15,106	4,484,797,350
$25 Par (or similar) Retail Structures	6,455,671	—	—	6,455,671
Investment Companies	4,746,967	—	—	4,746,967
Investments Purchased with Collateral from Securities Lending	430,228,888	—	—	430,228,888
Short-Term Investments:
Money Market Fund	40,589,606	—	—	40,589,606
Total	$5,037,425,593	$—	$15,106	$5,037,440,699

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments was $4,043,817,678.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$1,070,391,743
Depreciation	(76,768,722)
Net unrealized appreciation (depreciation) of investments	$993,623,021

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end the reporting period was $418,739,291.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

N/R	Not rated.

REIT	Real Estate Investment Trust.

Nuveen Investments	17

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2013